Other reserves	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Reserves [Abstract]
Other reserves
24 Other reserves

	Hedge reserve 2021 £m	Other reserves 2021 £m	Total 2021 £m	Total 2020 £m
At start of year	19	1,195	1,214	979
Profit attributable to RELX PLC shareholders	–	1,471	1,471	1,224
Dividends paid	–	(920)	(920)	(880)
Actuarial losses on defined benefit pension schemes	–	321	321	(155)
Fair value movements on cash flow hedges	10	–	10	(6)
Transfer to net profit from cash flow hedge reserve	(9)	–	(9)	22
Tax recognised in other comprehensive income	(1)	(48)	(49)	35
Increase in share based remuneration reserve (net of tax)	–	55	55	27
Settlement of share awards	–	(12)	(12)	(34)
Acquisitions	–	–	–	2
At end of year	19	2,062	2,081	1,214
Other reserves principally comprise retained earnings and the share based remuneration reserve.